As filed with the Securities and Exchange Commission on May 25, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

The Merger Fund VL
Schedule of Investments
March 31, 2007
(Unaudited)

Shares		Value
	COMMON STOCKS - 104.58%
	Agricultural Products - 1.64%
1,885	Delta and Pine Land Company (f)	$77,662
	Airlines - 0.63%
7,000	Qantas Airways Limited (c)	29,773
	Aluminum - 1.67%
1,800	Novelis, Inc. (f)	79,398
	Application Software - 0.45%
400	Kronos, Inc. (a) (e)	21,400
	Broadcasting & Cable TV - 8.34%
2,900	Alliance Atlantis Communications Inc. (a) (e)	128,007
7,650	Clear Channel Communications, Inc. (c)	268,056
		396,063
	Casinos & Gaming - 7.70%
3,300	Harrah's Entertainment (b)	278,685
1,000	Station Casinos, Inc. (c)	86,570
		365,255
	Construction & Engineering - 1.67%
2,600	Infrasource Services Inc. (a) (f)	79,378
	Construction Materials - 3.13%
600	Florida Rock Industries, Inc. (f)	40,374
7,400	Rinker Group Limited ordinary (e)	108,071
		148,445
	Data Processing & Outsourced Services - 0.17%
500	TNS Inc. (a) (b)	8,045
	Diversified Banks - 4.66%
1,475	ABN AMRO Holding NV (f)	63,485
10,100	Banca Popolare Italiana Scrl (a) (e)	157,830
		221,315
	Diversified Commercial & Professional Services - 2.64%
4,100	PHH Corporation (a) (d)	125,296
	Education Services - 1.74%
1,400	Laureate Education Inc. (a) (f)	82,558
	Food Retail - 0.46%
1,700	Pathmark Stores, Inc. (a) (f)	21,760
	General Merchandise Stores - 2.14%
4,800	Dollar General Corporation (d)	101,520
	Health Care Equipment - 4.23%
4,730	Biomet, Inc. (b)	200,978
	Health Care Facilities - 3.78%
1,900	Triad Hospitals, Inc. (a) (f)	99,275
2,600	United Surgical Partners International., Inc. (a) (f)	80,106
		179,381
	Health Care Technology - 1.72%
5,200	Dendrite International, Inc. (a) (f)	81,432
	Independent Power Producers & Energy Traders - 1.21%
900	TXU Corp. (e)	57,690
	Insurance Brokers - 2.06%
5,800	U.S.I. Holdings Corporation (a) (d)	97,730
	Integrated Telecommunication Services - 1.38%
4,875	Portugal Telecom, SGPS, S.A. (f)	65,318
	Internet Software & Services - 2.52%
2,100	WebEx Communications, Inc. (a) (d)	119,406
	Investment Banking & Brokerage - 4.01%
37,400	Instinet Group Incorporated (a) (b)	190,295
	Managed Health Care - 4.99%
5,750	Sierra Health Services, Inc. (a) (d)	236,727
	Multi-Utilities - 1.42%
5,735	Alinta Limited (a) (e)	67,376
	Oil & Gas Drilling - 1.78%
2,100	Todco (a) (f)	84,693
	Oil & Gas Equipment & Services - 2.23%
1,600	Lone Star Technologies, Inc. (a) (f)	105,648
	Oil & Gas Exploration & Production - 0.48%
775	Stone Energy Corporation (a) (c)	23,010
	Oil & Gas Storage & Transportation - 7.66%
1,900	Kinder Morgan, Inc. (b)	202,255
6,000	OMI Corporation (c)	161,160
		363,415
	Regional Banks - 1.59%
1,100	Compass Bancshares, Inc. (f)	75,680
	Residential REITs - 0.89%
2,900	Sunrise Senior Living REIT (f)	42,300
	Specialized Consumer Services - 1.72%
5,300	The ServiceMaster Company (f)	81,567
	Specialized Finance - 10.85%
4,275	Euronext NV (e)	514,789
	Specialty Stores - 1.76%
2,600	Claire's Stores, Inc. (e)	83,512
	Trucking - 3.35%
4,600	Laidlaw International Inc. (d)	159,160
	Wireless Telecommunication Services - 7.91%
18,300	Price Communications Corporation (b)	375,516
	TOTAL COMMON STOCKS (Cost $4,855,317)	4,963,491

	Contracts (100 shares per contract)
	PUT OPTIONS PURCHASED - 0.32%
	Bloomberg US Lodging Index
49	Expiration: June, 2007, Exercise Price: $425.00	2,400
11	Expiration: June, 2007, Exercise Price: $425.00	539
	Dow Jones EURO STOXX Telecommunications Index
1	Expiration: May, 2007, Exercise Price: $470.00	3,406
	Energy Select Sector SPDR Fund
12	Expiration: April, 2007, Exercise Price: $61.00	1,920
	PowerShares Dynamic Media
12	Expiration: June, 2007, Exercise Price: $17.00	1,320
	SPDR Trust Series 1
9	Expiration: May, 2007, Exercise Price: $144.00	2,970
	streetTRACKS SPDR Homebuilders
6	Expiration: June, 2007, Exercise Price: $37.00	2,820
	TOTAL PUT OPTIONS PURCHASED (Cost $20,353)	15,375
Principal
Amount
	SHORT TERM INVESTMENTS - 0.02%
	VARIABLE RATE DEMAND NOTE - 0.02%
$668	U.S. Bank 5.070%	668
	TOTAL SHORT TERM INVESTMENTS (Cost $668)	668

	Total Investments (Cost $4,876,338) (g) - 104.92%	$4,979,534

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for the credit facility.
(f)	All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(g)	The cost basis of investments for federal income tax purposes at 3/31/07 was as follows*:

	Cost of investments	$ 4,894,797
	Gross unrealized appreciation	119,860
	Gross unrealized depreciation	(35,123)
	Net unrealized appreciation	$ 84,737

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Merger Fund VL
Schedule of Securities Sold Short
March 31, 2007
(Unaudited)

Shares		Value
5,200	Babcock & Brown Infrastructure Group	$7,699
1,600	Banco Bilbao Vizcaya Argentaria, S.A.	39,280
4,350	Banco Popolare di Verona e Novara Scrl	135,220
225	The Great Atlantic & Pacific Tea Co., Inc.	7,465
2,050	Hercules Offshore, Inc.	53,833
3,875	Iberdrola S.A.	183,193
4,148	NYSE Group Inc.	388,875
3,175	Quanta Services, Inc.	80,074
9,180	Verizon Communications Inc.	348,106
100	Vulcan Materials Company	11,648
	Total Securities Sold Short (Proceeds $1,187,229)	$1,255,393

The Merger Fund VL
Schedule of Options Written
March 31, 2007
(Unaudited)

	Contracts (100 shares per contract)		Value
		CALL OPTIONS

		ABN AMRO Holdings NV
	25	Expiration: May, 2007, Exercise Price: $28.00	$15,028
		Cadbury Schweppes
	34	Expiration: June, 2007, Exercise Price: $650.00	1,840
		Clear Channel Communications, Inc.
	28	Expiration: July, 2007, Exercise Price: $35.00	4,340
		Novelis, Inc.
	18	Expiration: June, 2007, Exercise Price: $45.00	450
		OMI Corporation
	38	Expiration: April, 2007, Exercise Price: $25.00	7,600
		Station Casinos, Inc.
	7	Expiration: January, 2008, Exercise Price: $90.00	210
		TXU Corp.
	5	Expiration: April, 2007, Exercise Price: $60.00	2,175
	2	Expiration: April, 2007, Exercise Price: $65.00	180
			31,823
		PUT OPTIONS

		Cadbury Schweppes
	34	Expiration: June, 2007, Exercise Price: $560.00	268
		Total Options Written (Premiums received $23,166)	$32,091

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b)  or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)   /s/ Frederick W. Green
Frederick W. Green, President

Date   05/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Frederick W. Green
Frederick W. Green, President

Date   05/22/2007

By (Signature and Title)*   /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date   05/22/2007

* Print the name and title of each signing officer under his or her signature.